Commitments and Contingencies Risks and Uncertainties - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 05, 2020
Loss Contingencies [Line Items]
Product Liability Contingency, Unasserted Claims				no	no	no
AEA-Bridges Impact Corp
Loss Contingencies [Line Items]
Underwriting fee, per unit cash paid	$ 0.35	$ 0.35		$ 0.35
Deferred underwriting fees non current							$ 13,125,000
Stock related warrants issued during the period shares		2,500,000
Forgiveness of deferred underwriting fee payable	$ 3,748,361	$ 3,748,361	$ 0
IPO [Member] | Common Class A [Member] | AEA-Bridges Impact Corp
Loss Contingencies [Line Items]
Deferred underwriting fees non current	$ 13,125,000	$ 13,125,000		$ 13,125,000			$ 13,125,000
Stock related warrants issued during the period shares		9,376,638
Private Placement [Member] | AEA-Bridges Impact Corp
Loss Contingencies [Line Items]
Stock related warrants issued during the period shares				2,500,000